Disclosure of Maturity Analysis for Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	$ 5,500	$ 5,500
Senior Notes interest, undiscounted cash flows	1,809	2,085
Finance lease liabilities on leasehold interests in land, undiscounted cash flows		341
Finance lease liabilities, other, undiscounted cash flows		5
Lease liabilities, undiscounted cash flows	358
Trade and other payables, undiscounted cash flows	1,459	1,635
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Senior Notes interest, undiscounted cash flows	278	277
Finance lease liabilities on leasehold interests in land, undiscounted cash flows		8
Finance lease liabilities, other, undiscounted cash flows		2
Lease liabilities, undiscounted cash flows	20
Trade and other payables, undiscounted cash flows	1,359	1,546
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	0	0
Senior Notes interest, undiscounted cash flows	278	277
Finance lease liabilities on leasehold interests in land, undiscounted cash flows		5
Finance lease liabilities, other, undiscounted cash flows		2
Lease liabilities, undiscounted cash flows	13
Trade and other payables, undiscounted cash flows	36	22
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	1,800	1,800
Senior Notes interest, undiscounted cash flows	750	833
Finance lease liabilities on leasehold interests in land, undiscounted cash flows		16
Finance lease liabilities, other, undiscounted cash flows		1
Lease liabilities, undiscounted cash flows	18
Trade and other payables, undiscounted cash flows	43	55
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Senior Notes principal, undiscounted cash flows	3,700	3,700
Senior Notes interest, undiscounted cash flows	503	698
Finance lease liabilities on leasehold interests in land, undiscounted cash flows		312
Lease liabilities, undiscounted cash flows	307
Trade and other payables, undiscounted cash flows	$ 21	$ 12